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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Real Estate Equity Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
FINANCIALS 98.2%
Real Estate Investment Trusts (REITs) 98.2%
American Campus Communities, Inc.	306,889	$13,466,289
AvalonBay Communities, Inc.	172,579	23,469,018
Boston Properties, Inc. (a)	358,154	39,615,414
CBL & Associates Properties, Inc. (a)	656,244	14,004,247
Coresite Realty Corp. (a)	237,100	6,387,474
Corporate Office Properties Trust	247,100	5,922,987
CubeSmart (a)	1,294,570	16,661,116
DDR Corp. (a)	1,355,672	20,823,122
DiamondRock Hospitality Co.	660,126	6,357,013
Digital Realty Trust, Inc. (a)	89,057	6,220,632
Douglas Emmett, Inc. (a)	418,500	9,654,795
Duke Realty Corp.	627,900	9,230,130
DuPont Fabros Technology, Inc. (a)	492,700	12,440,675
EastGroup Properties, Inc.	161,290	8,580,628
Education Realty Trust, Inc.	333,500	3,635,150
Equity Residential	536,074	30,840,337
Extra Space Storage, Inc.	27,600	917,700
Federal Realty Investment Trust (a)	116,200	12,235,860
First Industrial Realty Trust, Inc. (b)	166,600	2,189,124
General Growth Properties, Inc.	505,900	9,854,932
Glimcher Realty Trust	1,118,200	11,819,374
HCP, Inc.	482,809	21,475,344
Highwoods Properties, Inc. (a)	199,400	6,504,428
Home Properties, Inc. (a)	339,600	20,807,292
Host Hotels & Resorts, Inc. (a)	824,356	13,230,914
Kimco Realty Corp. (a)	277,100	5,616,817
LaSalle Hotel Properties (a)	286,435	7,644,950
Lexington Realty Trust (a)	290,284	2,804,143
National Retail Properties, Inc. (a)	454,000	13,847,000
Omega Healthcare Investors, Inc. (a)	158,800	3,609,524
Post Properties, Inc.	413,678	19,839,997
ProLogis, Inc. (a)	836,469	29,301,509
Public Storage	116,359	16,193,682
Simon Property Group, Inc.	527,554	80,087,973
SL Green Realty Corp. (a)	162,278	12,993,600
Sovran Self Storage, Inc.	30,200	1,747,070
Strategic Hotels & Resorts, Inc. (a)(b)	538,200	3,234,582
Sunstone Hotel Investors, Inc. (b)	529,500	5,824,500
Tanger Factory Outlet Centers (a)	238,400	7,707,472
Ventas, Inc.	805,274	50,128,307
Weingarten Realty Investors (a)	428,302	12,039,569
Total		598,964,690
TOTAL FINANCIALS		598,964,690
Total Common Stocks (Cost: $457,342,547)		$598,964,690

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	6,856,438	$6,856,438
Total Money Market Funds (Cost: $6,856,438)		$6,856,438

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 23.7%
Asset-Backed Commercial Paper 2.1%
Suncorp Metway Ltd.
10/09/12	0.450%	4,996,062	$4,996,062
Surrey Funding Corp.
10/03/12	0.290%	4,997,503	4,997,503
Working Capital Management Co. LP
10/10/12	0.240%	2,720,474	2,720,474
Total			12,714,039
Certificates of Deposit 7.9%
DZ Bank AG
10/29/12	0.380%	3,000,000	3,000,000
12/06/12	0.330%	3,000,000	3,000,000
Development Bank of Singapore Ltd.
10/09/12	0.250%	6,000,000	6,000,000
Landesbank Hessen Thuringen
12/06/12	0.480%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
10/04/12	0.240%	5,000,000	5,000,000
National Bank of Canada
11/09/12	0.287%	3,000,000	3,000,000
Norinchukin Bank
11/09/12	0.508%	4,000,000	4,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	5,000,000	5,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	2,990,423	2,990,423
Sumitomo Mitsui Banking Corp.
10/24/12	0.330%	5,000,000	5,000,000
United Overseas Bank Ltd.
10/10/12	0.240%	6,000,000	6,000,000
Total			47,990,423
Commercial Paper 4.2%
Bank of New Zealand
11/02/12	0.350%	3,000,000	3,000,000
Foreningsparbanken (Swedbank)
11/05/12	0.340%	4,995,514	4,995,514

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
HSBC, Inc.
11/20/12	0.300%	$4,996,250	$4,996,250
PB Capital Corp.
10/29/12	0.701%	3,995,333	3,995,333
Rabobank
03/07/13	0.431%	3,991,687	3,991,687
Societe Generale
10/01/12	0.180%	4,999,925	4,999,925
Total			25,978,709
Repurchase Agreements 9.5%
Mizuho Securities USA, Inc.
dated 09/28/12, matures 10/01/12,
repurchase price $10,000,250 (e)
	0.300%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Natixis Financial Products, Inc.
dated 09/28/12, matures 10/01/12,
repurchase price $5,000,146 (e)
	0.350%	$5,000,000	$5,000,000
Nomura Securities
dated 09/28/12, matures 10/01/12
repurchase price $25,000,625 (e)
	0.300%	25,000,000	25,000,000
Pershing LLC
dated 09/28/12, matures 10/01/12
repurchase price $6,000,125 (e)
	0.250%	6,000,000	6,000,000
Royal Bank of Canada
dated 09/28/12, matures 10/01/12,
repurchase price $12,008,030 (e)
	0.200%	12,007,830	12,007,830
Total			58,007,830
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $144,691,001)			$144,691,001
Total Investments
(Cost: $608,889,986) (f)			$750,512,129(g)
Other Assets & Liabilities, Net			(140,568,011)
Net Assets			$609,944,118

Notes to Portfolio of Investments

(a)	At September 30, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	153,606	131,183,801	(124,480,969)	—	6,856,438	—	3,551	6,856,438

(e)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.300%)

Security Description	Value ($)

Fannie Mae REMICS	1,083,938
Federal Farm Credit Banks	523,985
Freddie Mac REMICS	1,539,402
Ginnie Mae I Pool	5,448
United States Treasury Note/Bond	7,047,227
Total Market Value of Collateral Securities	10,200,000

Natixis Financial Products, Inc. (0.350%)

Security Description	Value ($)

Fannie Mae Pool	282,335
Fannie Mae REMICS	1,216,650
Fannie Mae-Aces	12,659
Freddie Mac Reference REMIC	19
Freddie Mac REMICS	1,331,654
Government National Mortgage Association	2,256,832
Total Market Value of Collateral Securities	5,100,149

Nomura Securities (0.300%)

Security Description	Value ($)

Fannie Mae Pool	1,953,557
Freddie Mac Gold Pool	1,266,534
Ginnie Mae I Pool	4,808,729
Ginnie Mae II Pool	17,471,180
Total Market Value of Collateral Securities	25,500,000

Pershing LLC (0.250%)

Security Description	Value ($)

Fannie Mae Pool	784,584
Fannie Mae REMICS	1,215,941
Federal Home Loan Banks	225,671
Freddie Mac Gold Pool	565,213
Freddie Mac Non Gold Pool	253,108
Freddie Mac REMICS	414,364
Ginnie Mae I Pool	479,096
Ginnie Mae II Pool	783,293
Government National Mortgage Association	1,398,730
Total Market Value of Collateral Securities	6,120,000

Royal Bank of Canada (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	12,247,988
Total Market Value of Collateral Securities	12,247,988

(f)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $608,890,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$142,709,000
Unrealized Depreciation	(1,087,000)
Net Unrealized Appreciation	$141,622,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Financials	598,964,690	—	—	598,964,690
Total Equity Securities	598,964,690	—	—	598,964,690
Other
Money Market Funds	6,856,438	—	—	6,856,438
Investments of Cash Collateral Received for Securities on Loan	—	144,691,001	—	144,691,001
Total Other	6,856,438	144,691,001	—	151,547,439
Total	605,821,128	144,691,001	—	750,512,129

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 20, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2012